Revenue	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
REVENUE

NOTE 4:- REVENUE

Disaggregation of Revenues

Revenue disaggregated by geography for the years ended December 31, 2022 and 2021, based on the billing address of the Company’s customers, consists of the following (in thousands):

	Year ended December 31,
	2022		2021
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
China	$1,476	42.0%	$702	31.2%
Sweden	1,276	36.3%	928	41.2%
Germany	284	8.1%	351	15.6%
Switzerland	197	5.6%	53	2.4%
USA	135	3.8%	63	2.8%
Italy	124	3.5%	-	-
Israel	25	0.7%	34	1.5%
Hong Kong	-	-	35	1.6%
Other	-	-	83	3.7%
Total revenue	$3,517	100%	$2,249	100%

The Company had revenue of $332 for the year ended December 31, 2020. In view of the level of revenue for 2020, geographical disaggregation is not applicable.

Out of the $726 deferred revenue balance as of December 31, 2021, $375 was recognized as revenue for the year ended December 31, 2022.

Contract Liabilities

Contract liabilities consist of deferred revenue and customer advanced payments. Deferred revenue includes billings in excess of revenue recognized related to product sales and is recognized as revenue when the Company performs under the contract. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer.

Contract liabilities presented as deferred revenue amounted to $351 and $726 as of December 31, 2022 and 2021, respectively.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and services revenue not yet performed. As of December 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $232, which the Company expects to recognize as revenue during 2023.